Note 18 - Supplemental Cash Flow Disclosure - Changes in Non-cash Operating Items (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Receivables	$ (40)	$ (553)	$ 233	$ 406	$ 193
Receivable from corporation under common control				50
Inventories				88
Prepaid expenses	(33)	(103)	280	(138)	247
Other Assets		(659)
Trade and other payables	(255)	4,898	607	(447)	352
Total changes in working capital items	$ (328)	$ 3,583	$ 1,120	$ (41)	$ 792